Financial risk management - Captial Management (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Capital management
Net interest-bearing debt adjusted, including lease liabilities (ND1)	$ 17,219	$ 0
Net interest-bearing debt adjusted (ND2)	12,880	12,246
Capital employed adjusted, including lease liabilities (CE1)	58,378	0
Capital employed adjusted (CE2)	$ 54,039	$ 55,235
Net debt to capital employed adjusted, including lease liabilities (ND1/CE1)	29.50%	0.00%
Net debt to capital employed adjusted (ND)/(CE)	23.80%	22.20%